Expense Example	Jan. 28, 2026 USD ($)
Brown Advisory Sustainable Value ETF | Brown Advisory Sustainable Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,036
Brown Advisory Sustainable Growth ETF | Brown Advisory Sustainable Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	851
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	711
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
First Foundation Fixed Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	550
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	1,905
First Foundation Fixed Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
First Foundation Total Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,074
First Foundation Total Return Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
MetLife Opportunistic High Yield Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,593
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,266
MetLife Small Company Equity Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,503
Expense Example, with Redemption, 10 Years	3,368
MetLife Small Company Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,487
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,573
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,288
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,977
Redwheel Global Emerging Equity Fund | Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Redwheel Global Emerging Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Redwheel Global Emerging Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Redwheel Next Generation Power Infrastructure Fund | A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	777
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,053
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
SouthernSun Small Cap Fund | Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
SouthernSun Small Cap Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
SouthernSun U.S. Equity Fund | Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,695
SouthernSun U.S. Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	$ 1,455